SCHEDULE OF FUTURE MINIMUM PAYMENT UNDER NON CANCELABLE OPERATING LEASES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Present value of lease liabilities	¥ 9,182	¥ 10,932
Non-cancelable Operating Leases [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2026	7,540
2027	1,811
2028
2029
2030
Thereafter
Total undiscounted lease payments	9,351
Less: lease amount representing interest	(169)
Present value of lease liabilities	¥ 9,182